Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Trading Symbol	ASX
Entity Registrant Name	ASE Technology Holding Co., Ltd.
Entity Central Index Key	0001122411
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	4,367,242,902
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Title of 12(b) Security	Common Shares
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Entity Address, Country	TW
ICFR Auditor Attestation Flag	true
Entity Address, Address Line One	26, Chin 3rd Rd
Entity Address, Address Line Two	Nanzih Dist
Entity Address, City or Town	Kaohsiung
Entity File Number	001-16125
Entity Incorporation, State or Country Code	F5
Entity Address, Postal Zip Code	811
Document Accounting Standard	International Financial Reporting Standards
Security Exchange Name	NYSE
Auditor Name	Deloitte & Touche
Auditor Firm ID	1060
Auditor Location	Taipei, Taiwan
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	TW
Contact Personnel Name	Joseph Tung
Contact Personnel Email Address	ir@aseglobal.com
Contact Personnel Fax Number	882-2-2757-6121
Entity Address, Address Line One	Room 1901, No. 333, Section 1 Keelung Rd.
Entity Address, City or Town	Taipei
City Area Code	886-2
Local Phone Number	6636-5678
Entity Address, Postal Zip Code	110